DEFINED CONTRIBUTION PENSION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
DEFINED CONTRIBUTION PENSION
Schedule of pension cost

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Research and development	$14	$37	$34	$58
General and administration	20	18	42	38
Total	$34	$55	$76	$96

	Year Ended December 31,
(in thousands)	2025	2024
Research and development	$156	$64
General and administration	65	55
Total	$221	$119